Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure of Subsidiaries

The consolidated entities were as follows:

Name of Investor	Name of Subsidiary	Main Activities and Location	Percentage of Ownership (%)
			December 31, 2018	December 31, 2019
AUO	AU Optronics (L) Corp. (AULB)	Holding and trading company (Malaysia)	100.00	100.00
AUO	Konly Venture Corp. (Konly)	Venture capital investment (Taiwan ROC)	100.00	100.00
AUO	Ronly Venture Corp. (Ronly)	Venture capital investment (Taiwan ROC)	100.00	100.00
AUO	Space Money Inc. (SMI)	Sales and leasing of content management system and hardware (Taiwan ROC)	100.00	100.00
AUO	U-Fresh Technology Inc. (UTI)	Planning, design and development of construction for environmental protection and related project management (Taiwan ROC)	100.00	100.00
AUO	ComQi Ltd. (CQIL)	Holding company (Israel)	100.00(1)	100.00
AUO	AU Optronics Europe B.V. (AUNL)	Sales and sales support of TFT-LCD panels (Netherlands)	100.00(2)	100.00
AUO, Konly and Ronly	Darwin Precisions Corporation (DPTW)	Manufacturing, design and sales of TFT-LCD modules, TV set, backlight modules and related parts (Taiwan ROC)	41.05(3)	41.05(3)
AUO and Konly	AUO Crystal Corp. (ACTW)	Manufacturing and sales of ingots and solar wafers (Taiwan ROC)	96.02(4)	100.00(4)
ACTW	Sanda Materials Corporation (SDMC)	Holding company (Taiwan ROC)	100.00(5)	100.00
ACTW	AUO Crystal (Malaysia) Sdn. Bhd. (ACMK)	Manufacturing and sales of solar wafers (Malaysia)	100.00	100.00
SDMC	M.Setek Co., Ltd. (M.Setek)	Manufacturing and sales of ingots (Japan)	99.9991	99.9991
AULB	AU Optronics Corporation America (AUUS)	Sales and sales support of TFT-LCD panels (United States)	100.00	100.00
AULB	AU Optronics Corporation Japan (AUJP)	Sales support of TFT-LCD panels (Japan)	100.00	100.00

Name of Investor	Name of Subsidiary	Main Activities and Location	Percentage of Ownership (%)
			December 31, 2018	December 31, 2019
AULB	AU Optronics Korea Ltd. (AUKR)	Sales support of TFT-LCD panels (South Korea)	100.00	100.00
AULB	AU Optronics Singapore Pte. Ltd. (AUSG)	Holding company and sales support of TFT-LCD panels (Singapore)	100.00	100.00
AULB	AU Optronics (Czech) s.r.o. (AUCZ) (6)	Assembly of solar modules (Czech Republic)	100.00	100.00
AULB	AU Optronics (Shanghai) Co., Ltd. (AUSH)	Sales support of TFT-LCD panels (PRC)	100.00	100.00
AULB	AU Optronics (Xiamen) Corp. (AUXM)	Manufacturing, assembly and sales of TFT-LCD modules (PRC)	100.00	100.00
AULB	AU Optronics (Suzhou) Corp., Ltd. (AUSZ)	Manufacturing, assembly and sales of TFT-LCD modules (PRC)	100.00	100.00
AULB	AU Optronics Manufacturing (Shanghai) Corp. (AUSJ)	Manufacturing and assembly of TFT-LCD modules; leasing (PRC)	100.00	100.00
AULB	AU Optronics (Slovakia) s.r.o. (AUSK)	Repairing of TFT-LCD modules (Slovakia Republic)	100.00	100.00
AULB	AFPD Pte., Ltd. (AUST)	Manufacturing TFT-LCD panels based on low temperature polysilicon technology (Singapore)	100.00	100.00
AULB	AU Optronics (Kunshan) Co., Ltd. (AUKS)	Manufacturing and sales of TFT-LCD panels (PRC)	51.00	51.00
AULB	a.u. Vista Inc. (AUVI)	Research and development and IP related business (United States)	100.00	100.00
AULB and DPTW	BriView (L) Corp. (BVLB)	Holding company (Malaysia)	100.00	100.00
AUSG	AUO Energy (Tianjin) Corp. (AETJ)(6)	Manufacturing and sales of solar modules (PRC)	100.00	-
AUSG	AUO Green Energy America Corp. (AEUS)	Sales support of solar-related products (United States)	100.00	100.00
AUSG	AUO Green Energy Europe B.V. (AENL)	Sales support of solar-related products (Netherlands)	100.00	100.00
AUXM	BriView (Xiamen) Corp. (BVXM)	Manufacturing and sales of liquid crystal products and related parts (PRC)	100.00	100.00
AUSH	AUO Care Information Tech. (Suzhou) Co., Ltd. (A-Care)	Design, development and sales of software and hardware for health care industry (PRC)	100.00	100.00

Name of Investor	Name of Subsidiary	Main Activities and Location	Percentage of Ownership (%)
			December 31, 2018	December 31, 2019
AUSH	U-Fresh Technology (Suzhou) Co., Ltd. (UFSZ)	Planning, design and development of construction project for environmental protection and related project management (PRC)	100.00(7)	100.00
AUSH	Edgetech Data Technologies (Suzhou) Corp., Ltd. (EDT)	Design and sales of software and hardware integration system and equipment relating to intelligent manufacturing (PRC)	100.00(7)	100.00
AUSH	Mega Insight Smart Manufacturing (Suzhou) Corp., Ltd. (MIS)	Development and licensing of software relating to intelligent manufacturing, and related consulting services (PRC)	100.00(7)	100.00
UFSZ	U-Fresh Environmental Technology (Shandong) Co., Ltd. (UFSD)	Planning, design and development of construction project for environmental protection and related project management (PRC)	-	100.00(7)
CQIL	ComQi Holdings Ltd. (CQHLD)	Holding company (United Kingdom)	100.00(1)	100.00
CQHLD	ComQi UK Ltd. (CQUK)	Sales support of content management system (United Kingdom)	100.00(1)	100.00
CQHLD	ComQi Inc. (CQUS)	Sales of content management system and hardware (United States)	100.00(1)	100.00
CQHLD	ComQi Canada Inc. (CQCA)	Research and development of content management system (Canada)	100.00(1)	100.00
CQUS	JohnRyan Limited (JRUK)	Development and sales of content management system and sales of related hardware (United Kingdom)	-	100.00(7)
CQUS	JohnRyan Inc. (JRUS)	Development and sales of content management system and sales of related hardware (United States)	-	100.00(7)
DPTW	Darwin Precisions (L) Corp. (DPLB)	Holding company (Malaysia)	100.00	100.00
DPTW	Forhouse International Holding Ltd. (FHVI)	Holding company (BVI)	100.00	100.00
DPTW	Force International Holding Ltd. (FRVI) (6)	Holding company (BVI)	100.00	-
DPTW and FRVI	Forefront Corporation (FFMI)	Holding company (Mauritius)	100.00	100.00(6)

Name of Investor	Name of Subsidiary	Main Activities and Location	Percentage of Ownership (%)
			December 31, 2018	December 31, 2019
FHVI	Fortech International Corp. (FTMI)	Holding company (Mauritius)	100.00	100.00
FHVI	Forward Optronics International Corp. (FWSA)	Holding company (Samoa)	100.00	100.00
FHVI	Prime Forward International Ltd. (PMSA)	Holding company (Samoa)	100.00	100.00
FFMI	Forhouse Electronics (Suzhou) Co., Ltd. (FHWJ)	Manufacturing of motorized treadmills (PRC)	100.00	100.00
FTMI	Fortech Electronics (Suzhou) Co., Ltd. (FTWJ)	Manufacturing and sales of backlight modules and related parts (PRC)	100.00	100.00
FWSA and FTMI	Suzhou Forplax Optronics Co., Ltd. (FPWJ)	Manufacturing and sales of precision plastic parts (PRC)	100.00	100.00
PMSA	Fortech Electronics (Kunshan) Co., Ltd. (FTKS)	Manufacturing and sales of backlight modules and related parts (PRC)	100.00	100.00
DPLB	Darwin Precisions (Hong Kong) Limited (DPHK)	Holding company (Hong Kong)	100.00	100.00
DPLB	Darwin Precisions (Slovakia) s.r.o. (DPSK)	Manufacturing and sales of automotive parts (Slovakia Republic)	100.00	100.00
DPHK	Darwin Precisions (Suzhou) Corp. (DPSZ)	Manufacturing and sales of backlight modules and related parts (PRC)	100.00	100.00
DPHK	Darwin Precisions (Xiamen) Corp. (DPXM)	Manufacturing and sales of backlight modules and related parts (PRC)	100.00	100.00
BVLB	BriView (Hefei) Co., Ltd. (BVHF)	Manufacturing and sales of liquid crystal products and related parts (PRC)	100.00	100.00

Note 1:  In March 2018, the Company acquired 100% of the shareholdings of CQIL and its subsidiaries (hereinafter referred to as “ComQi”) and therefore, obtained control over ComQi. Refer to note 15 for further details.

Note 2:   As part of a business restructuring, AULB disposed all of its shareholdings in AUNL to AUO in December 2018. This was treated as an equity transaction as there was no change in control of AUNL by the Company.

Note 3:  Although the Company did not own more than 50% of the DPTW’s ownership interests, it was considered to have de facto control over the main operating policies of DPTW. As a result, DPTW was accounted for as a subsidiary of the Company.

Note 4:  As part of a business restructuring, Konly and Ronly successively disposed its shareholdings in ACTW to AUO in December 2018 and February 2019. This was treated as an equity transaction as there was no change in control of ACTW by the Company.

Note 5: As part of a business restructuring, AUO, Konly and Ronly disposed all of their shareholdings in SDMC to ACTW during the second quarter of 2018. This was treated as an equity transaction as there was no change in control of SDMC by the Company.

Note 6: As of December 31, 2019, AETJ and FRVI were liquidated and AUCZ is still in the process of liquidation. After the liquidation of FRVI, its ownership of FFMI was transferred to DPTW.

Note 7: UFSZ was incorporated in February 2018. EDT and MIS were incorporated in August 2018. UFSD was incorporated in May 2019. JRUK and JRUS were incorporated in October 2019.